ASSETS CLASSIFIED AS HELD FOR SALE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and bank balances	$ 141	$ 0
Trade receivables	704
Other receivables and prepayments	92
Contract assets	16
Inventories	255	0
Ships, property, plant and equipment	2
Goodwill	3,349
Right-of-use assets	35
Assets classified as held for sale	4,594
Liabilities
Trade and other payables	498
Contract liabilities	2
Lease liabilities	38
Liabilities directly associated with assets classified as held for sale	538	$ 0
Net assets of disposal group	$ 4,056